Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	3 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 144,861	SFr 153,982
of which encumbered	94,237	103,245
Fair value of collateral received with the right to sell or repledge	428,941	444,852
of which sold or repledged	SFr 331,421	SFr 336,228